Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000142876
Shareholder Report [Line Items]
Fund Name	North Star Bond Fund
Class Name	Class I
Trading Symbol	NSBDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Bond Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/bond-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/bond-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	1.60%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.60%
AssetsNet	$ 33,584,610
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 141,030
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$33,584,610
Number of Portfolio Holdings	28
Advisory Fee	$141,030
Portfolio Turnover	7%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Corporate Bonds	80.7%
Money Market Funds	10.1%
Preferred Stocks	6.1%
U.S. Government & Agencies	3.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.9%
U.S. Treasury Obligations	3.0%
Energy	3.1%
Materials	3.6%
Consumer Staples	4.2%
Health Care	4.3%
Real Estate	7.5%
Industrials	7.7%
Money Market Funds	9.8%
Financials	17.2%
Consumer Discretionary	36.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	9.8%
Scotts Miracle-Gro Company (The)	4.5%
Wendy's International, LLC	4.4%
Beazer Homes USA, Inc.	4.3%
Under Armour, Inc.	4.3%
Elanco Animal Health, Inc.	4.3%
Hercules Capital, Inc.	4.3%
Wintrust Financial Corporation	4.3%
Cedar Fair, L.P./Canada's Wonderland Company/Magnum Management Corporation	4.2%
EPR Properties	4.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000125620
Shareholder Report [Line Items]
Fund Name	North Star Dividend Fund
Class Name	Class I
Trading Symbol	NSDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Dividend Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/dividend-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/dividend-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.43%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.43%
AssetsNet	$ 82,099,748
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 436,417
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$82,099,748
Number of Portfolio Holdings	49
Advisory Fee	$436,417
Portfolio Turnover	9%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	93.1%
Money Market Funds	5.8%
Preferred Stocks	1.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.3%
Technology	0.8%
Communications	2.4%
Energy	4.9%
Consumer Staples	4.9%
Materials	5.3%
Money Market Funds	5.8%
Industrials	6.0%
Real Estate	8.0%
Financials	17.6%
Utilities	19.7%
Consumer Discretionary	24.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	5.8%
Oil-Dri Corporation of America	4.5%
LSI Industries, Inc.	3.5%
Sprott, Inc.	3.4%
Postal Realty Trust, Inc., Class A	3.3%
Ethan Allen Interiors, Inc.	3.1%
Escalade, Inc.	3.0%
Westwood Holdings Group, Inc.	2.8%
GATX Corporation	2.7%
Bar Harbor Bankshares	2.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000125617
Shareholder Report [Line Items]
Fund Name	North Star Micro Cap Fund
Class Name	Class I
Trading Symbol	NSMVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Micro Cap Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/micro-cap-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/micro-cap-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.42%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.42%
AssetsNet	$ 106,698,957
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 548,348
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$106,698,957
Number of Portfolio Holdings	54
Advisory Fee	$548,348
Portfolio Turnover	15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	91.4%
Money Market Funds	8.6%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.6%
Health Care	0.9%
Utilities	1.0%
Real Estate	2.1%
Energy	2.6%
Consumer Staples	3.0%
Financials	3.7%
Materials	5.1%
Technology	6.2%
Money Market Funds	8.7%
Industrials	24.5%
Consumer Discretionary	42.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	8.7%
United States Lime & Minerals, Inc.	4.4%
Barrett Business Services, Inc.	4.4%
Green Brick Partners, Inc.	3.9%
QEP Company, Inc.	3.6%
Build-A-Bear Workshop, Inc.	3.5%
Boot Barn Holdings, Inc.	3.2%
Acme United Corporation	3.0%
Alamo Group, Inc.	3.0%
Escalade, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000106068
Shareholder Report [Line Items]
Fund Name	North Star Opportunity Fund
Class Name	Class A
Trading Symbol	NSOPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/opportunity-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/opportunity-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.55%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.55%
AssetsNet	$ 122,546,666
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 584,631
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$122,546,666
Number of Portfolio Holdings	39
Advisory Fee (net of waivers)	$584,631
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.3%
Corporate Bonds	4.4%
Money Market Funds	9.5%
Preferred Stocks	1.0%
U.S. Government & Agencies	9.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.0%
Consumer Staples	2.3%
Communications	3.7%
Industrials	3.8%
Energy	4.8%
Real Estate	4.8%
Health Care	5.3%
Money Market Funds	8.6%
U.S. Treasury Obligations	8.9%
Technology	16.0%
Consumer Discretionary	16.2%
Financials	16.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	8.6%
JPMorgan Chase & Company	4.1%
United States Treasury Bill, 4.240%, due 09/16/25	4.0%
Bank of America Corporation	3.9%
Alphabet, Inc., Class A	3.7%
Amazon.com, Inc.	3.7%
Apple, Inc.	3.4%
Blackstone, Inc.	3.3%
Paychex, Inc.	3.2%
Advanced Micro Devices, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000106067
Shareholder Report [Line Items]
Fund Name	North Star Opportunity Fund
Class Name	Class I
Trading Symbol	NSOIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Opportunity Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/opportunity-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/opportunity-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	1.30%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.30%
AssetsNet	$ 122,546,666
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 584,631
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$122,546,666
Number of Portfolio Holdings	39
Advisory Fee (net of waivers)	$584,631
Portfolio Turnover	11%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	75.3%
Corporate Bonds	4.4%
Money Market Funds	9.5%
Preferred Stocks	1.0%
U.S. Government & Agencies	9.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	9.0%
Consumer Staples	2.3%
Communications	3.7%
Industrials	3.8%
Energy	4.8%
Real Estate	4.8%
Health Care	5.3%
Money Market Funds	8.6%
U.S. Treasury Obligations	8.9%
Technology	16.0%
Consumer Discretionary	16.2%
Financials	16.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	8.6%
JPMorgan Chase & Company	4.1%
United States Treasury Bill, 4.240%, due 09/16/25	4.0%
Bank of America Corporation	3.9%
Alphabet, Inc., Class A	3.7%
Amazon.com, Inc.	3.7%
Apple, Inc.	3.4%
Blackstone, Inc.	3.3%
Paychex, Inc.	3.2%
Advanced Micro Devices, Inc.	3.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000241411
Shareholder Report [Line Items]
Fund Name	North Star Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	WFICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/small-cap-value-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/small-cap-value-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$46	0.98%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.98%
AssetsNet	$ 28,479,375
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 35,059
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,479,375
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$35,059
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.9%
Money Market Funds	5.1%

Sector Weightings

Value	Value
Other Assets in Excess of Liabilities	0.3%
Health Care	1.1%
Materials	1.3%
Communications	2.1%
Utilities	3.3%
Consumer Staples	4.9%
Money Market Funds	5.1%
Real Estate	5.6%
Technology	5.7%
Energy	7.4%
Financials	13.6%
Consumer Discretionary	16.8%
Industrials	32.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	5.1%
Comfort Systems USA, Inc.	4.9%
Alamo Group, Inc.	3.5%
Sprott, Inc.	3.5%
AZZ, Inc.	3.3%
Gulfport Energy Corporation	3.3%
LSI Industries, Inc.	3.0%
Sphere Entertainment Company	3.0%
QCR Holdings, Inc.	2.9%
UMH Properties, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.
C000241410
Shareholder Report [Line Items]
Fund Name	North Star Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	WSCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about North Star Small Cap Value Fund for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://nsinvest.com/mutual-funds/small-cap-value-fund/. You can also request this information by contacting us at 1-855-580-0900.
Additional Information Phone Number	1-855-580-0900
Additional Information Website	https://nsinvest.com/mutual-funds/small-cap-value-fund/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$57	1.21%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.21%
AssetsNet	$ 28,479,375
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 35,059
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$28,479,375
Number of Portfolio Holdings	49
Advisory Fee (net of waivers)	$35,059
Portfolio Turnover	17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	94.9%
Money Market Funds	5.1%

Sector Weightings

Value	Value
Other Assets in Excess of Liabilities	0.3%
Health Care	1.1%
Materials	1.3%
Communications	2.1%
Utilities	3.3%
Consumer Staples	4.9%
Money Market Funds	5.1%
Real Estate	5.6%
Technology	5.7%
Energy	7.4%
Financials	13.6%
Consumer Discretionary	16.8%
Industrials	32.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
First American Treasury Obligations Fund, Class X	5.1%
Comfort Systems USA, Inc.	4.9%
Alamo Group, Inc.	3.5%
Sprott, Inc.	3.5%
AZZ, Inc.	3.3%
Gulfport Energy Corporation	3.3%
LSI Industries, Inc.	3.0%
Sphere Entertainment Company	3.0%
QCR Holdings, Inc.	2.9%
UMH Properties, Inc.	2.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.